Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Segment Information
45.	SEGMENT INFORMATION

The Company has the following reportable segments that provide different products or services.  The reportable segments are managed separately because each segment represents a strategic business unit that serves different markets.  Segment information is provided to the CEO who allocates resources and assesses segment performance.  The Company’s measure of segment performance is mainly based on revenues and income before income tax.  The Company’s reportable segments are as follows:

a.	Domestic fixed communications business - the provision of local telephone services, domestic long distance telephone services, broadband access, and related services;
b.	Mobile communications business - the provision of mobile services, sales of mobile handsets and data cards, and related services;
c.	Internet business - the provision of HiNet services and related services;
d.	International fixed communications business - the provision of international long distance telephone services and related services;
e.	Others - the provision of non-telecom services and the corporate related items not allocated to reportable segments.

Some operating segments have been aggregated into a single operating segment taking into account the following factors:  (a) similar economic characteristics such as long-term gross profit margins; (b) the nature of the telecommunications products and services are similar; (c) the nature of production processes of the telecommunications products and services are similar; (d) the type or class of customer for the telecommunications products and services are similar; and (e) the methods used to provide the services to the customers are similar.

The accounting policies of the operating segments are the same as those described in Note 3.

a.	Segment revenues and operating results

Analysis by reportable segment of revenues and operating results of continuing operations are as follows:

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2019
Revenues
From external customers	$65,728	$95,469	$30,091	$11,485	$4,747	$207,520
Intersegment revenues	16,065	1,564	3,951	2,079	4,914	28,573
Segment revenues	$81,793	$97,033	$34,042	$13,564	$9,661	236,093
Intersegment elimination						(28,573)
Consolidated revenues						$207,520
Segment income (loss) before income tax	$19,537	$11,250	$12,515	$799	$(2,234)	$41,867

Year ended December 31, 2020
Revenues
From external customers	$69,469	$90,230	$32,115	$8,695	$7,100	$207,609
Intersegment revenues	15,930	1,536	3,966	1,875	5,369	28,676
Segment revenues	$85,399	$91,766	$36,081	$10,570	$12,469	236,285
Intersegment elimination						(28,676)
Consolidated revenues						$207,609
Segment income (loss) before income tax	$22,504	$8,777	$13,120	$829	$(2,404)	$42,826

Year ended December 31, 2021
Revenues
From external customers	$64,780	$95,249	$33,082	$9,096	$8,271	$210,478
Intersegment revenues	17,430	1,588	3,869	2,009	6,260	31,156
Segment revenues	$82,210	$96,837	$36,951	$11,105	$14,531	241,634
Intersegment elimination						(31,156)
Consolidated revenues						$210,478
Segment income (loss) before income tax	$26,142	$6,362	$14,512	$1,165	$(2,114)	$46,067
b.	Other segment information

Other information reviewed by the chief operating decision maker or regularly provided to the chief operating decision maker was as follows:

For the year ended December 31, 2019

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$459	$459
Interest income	$15	$9	$20	$41	$166	$251
Interest expenses	$5	$58	$1	$12	$28	$104
Operating costs and expenses	$56,269	$72,952	$13,850	$11,427	$12,249	$166,747
Depreciation and amortization	$14,842	$16,254	$2,914	$1,547	$792	$36,349
Capital expenditure	$12,071	$7,773	$1,425	$1,117	$1,780	$24,166
Impairment loss on property, plant and equipment	$—	$—	$—	$—	$93	$93
Reversal of impairment loss on investment properties	$57	$—	$—	$—	$—	$57
Impairment loss on intangible assets	$—	$9	$—	$—	$—	$9
Impairment loss on other assets	$13	$—	$13	$—	$18	$44

For the year ended December 31, 2020

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$244	$244
Interest income	$13	$5	$17	$22	$59	$116
Interest expenses	$6	$56	$1	$10	$133	$206
Operating costs and expenses	$59,371	$69,211	$15,241	$8,573	$14,447	$166,843
Depreciation and amortization	$14,250	$17,800	$2,669	$1,450	$969	$37,138
Capital expenditure	$11,483	$8,827	$1,397	$779	$1,025	$23,511
Gain (loss) on disposal of property, plant and equipment	$1,442	$(3)	$—	$—	$(11)	$1,428
Gain on disposal of investment properties	$151	$—	$—	$—	$—	$151
Reversal of impairment loss on investment properties	$27	$—	$—	$—	$—	$27
Impairment loss on intangible assets	$—	$9	$—	$—	$—	$9

For the year ended December 31, 2021

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$421	$421
Interest income	$7	$4	$13	$5	$66	$95
Interest expenses	$4	$48	$1	$8	$157	$218
Operating costs and expenses	$51,013	$74,973	$14,150	$8,409	$16,634	$165,179
Depreciation and amortization	$13,978	$20,313	$2,471	$1,417	$1,037	$39,216
Capital expenditure	$13,299	$16,809	$2,943	$445	$1,837	$35,333
Impairment loss on right-of-use assets	$—	$—	$—	$420	$—	$420
Reversal of impairment loss on investment properties	$83	$—	$—	$—	$—	$83
Impairment loss on intangible assets	$—	$29	$—	$—	$—	$29
c.	Main products and service revenues

The following is an analysis of the Company’s revenue from its major products and services.

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Mobile services revenue	$58,703	$56,724	$58,048
Sales of products	41,593	39,391	42,907
Local telephone and domestic long distance telephone services revenue	27,929	26,475	25,704
Broadband access and domestic leased line services revenue	22,116	22,420	23,012
Data communications internet services revenue	21,003	21,447	22,281
International network and leased line services revenue	7,066	3,884	4,367
Others	29,110	37,268	34,159
	$207,520	$207,609	$210,478
d.	Geographic information

The users of the Company’s services are mainly from Taiwan, ROC.  The revenues it derived outside Taiwan are mainly revenues from international long distance telephone and leased line services.  The geographic information for revenues was as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$197,895	$200,881	$204,473
Overseas	9,625	6,728	6,005
	$207,520	$207,609	$210,478

The Company has long-lived assets in U.S., Singapore, Hong Kong, China, Vietnam, Japan, and Thailand and except for $3,746 million and $3,234 million as of December 31, 2020 and 2021, respectively, in the aforementioned areas, the other long-lived assets are located in Taiwan, ROC.

e.	Major customers

As of December 31, 2019, 2020 and 2021, the Company did not have any single customer whose revenue exceeded 10% of the total revenues.